Borrowings - Securities Sold Under Agreements to Repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Balance outstanding at year end	$ 15,701	$ 12,705
Average daily balance during the year	$ 19,452	$ 12,524
Average interest rate during the year	0.12%	0.29%
Maximum month-end balance during the year	$ 26,653	$ 16,503
Weighted-average interest rate at year end	0.12%	0.29%